(LOSS)/EARNINGS PER SHARE (Schedule of Earnings Per ADS) (Details) - shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Ordinary shares		96,162,410	95,840,138	94,308,358
Basic earnings per share denominator		86,486,409	91,858,813	92,647,091
Reconciliation to weighted average earnings per share denominator:
In issue at January 1		96,162,410	95,840,138	94,308,358
Weighted average number of shares issued during the year	[1]		120,396	974,161
Weighted average number of treasury shares		(9,676,001)	(4,101,721)	(2,635,428)
Basic earnings per share denominator		86,486,409	91,858,813	92,647,091
American depositary share [Member]
Disclosure of classes of share capital [line items]
Ordinary shares		24,040,602	23,960,035	23,577,090	24,041,000
Basic earnings per share denominator		21,621,602	22,964,703	23,161,773
Reconciliation to weighted average earnings per share denominator:
In issue at January 1		24,040,602	23,960,035	23,577,090
Weighted average number of shares issued during the year			30,098	243,540
Weighted average number of treasury shares		(2,419,000)	(1,025,430)	(658,857)
Basic earnings per share denominator		21,621,602	22,964,703	23,161,773

[1]	The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.